Supplemental Disclosures Of Cash Flow Information (Summary Of Amounts Paid) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 75,653	$ 76,911	$ 71,288
Income taxes paid	$ 188,510	$ 195,172	$ 87,376